Summary of Organization and Significant Accounting Policies - Fair Value Measurements (Details) - Summit Materials, LLC - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Fair Value Measurements
Current portion of acquisition-related liabilities and Accrued expenses - Contingent consideration		$ 4,918	$ 2,375
Acquisition-related liabilities and Other noncurrent liabilities - Contingent consideration		2,475	$ 5,379
Level 3 [Member]
Fair Value Measurements
Current portion of acquisition-related liabilities and Accrued expenses - Contingent consideration	$ 4,991	4,918
Acquisition-related liabilities and Other noncurrent liabilities - Contingent consideration	$ 1,785	$ 2,475
Discount rate	11.00%	11.00%
Cash flow hedges | Interest rate derivatives | Level 2 [Member]
Fair Value Measurements
Current portion of acquisition-related liabilities and Accrued expenses - Cash flow hedge	$ 677	$ 224
Acquisition-related liabilities and Other noncurrent liabilities - Cash flow hedge	3,500	681
Cash flow hedges | Interest rate derivatives | Term Loan, due 2022
Fair Value Measurements
Term loan borrowings hedged by derivatives	$ 200,000	$ 200,000